Investment in an Affiliate - Additional Information (Detail) - EnSync, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jul. 13, 2015
Investments in and Advances to Affiliates [Line Items]
Equity method investment	$ 1,841	$ 3,244
Investment in ENS's Convertible Preferred Stock	12,109	$ 13,199
Loss on Investment in an Affiliate
Investments in and Advances to Affiliates [Line Items]
Provision for decline in value of investment	$ 1,090